INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Employee leave provisions	$ 25,733	$ 15,772
Accrued expenses	42,713	78,077
Inventory obsolescence	82,563	12,498
Superannuation	4,603	4,222
Depreciation	13,844	10,820
Contract-related temporary differences	21,904	13,564
Amortization-related temporary differences	102,417	65,543
Share-based compensation	211,999	18,416
Capitalized offering costs	21,185	13,721
Intangible assets	125,884	116,931
Tax loss carryforwards	1,639,837	694,420
Other
Gross deferred tax assets	2,292,682	1,043,984
Deferred tax liabilities:
Foreign exchange	(42,065)	(36,804)
Prepayments	(8,902)	(49,604)
Leases	(4,199)	(9,168)
Software	(2,862)	(2,684)
Other		(54,867)
Gross deferred tax liabilities	(58,028)	(153,127)
Net deferred tax asset before valuation allowance	2,234,654	890,857
Valuation allowance	(2,234,654)
Net deferred tax asset		$ 890,857